Risk Management - Disclosure of ECL under 100% weighted scenarios for key modelled portfolios (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,447,738	£ 1,484,982
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(6,252)	(6,175)
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 342,747	£ 353,292
Coverage ratio	1.60%	1.50%
Loans and advances at amortised cost | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 348,468	£ 358,842
Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,721	£ 5,550
Coverage ratio	1.60%	1.50%
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 300,666	£ 307,773
Coverage ratio	0.30%	0.30%
Loans and advances at amortised cost | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 301,585	£ 308,821
Loans and advances at amortised cost | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 919	£ 1,048
Coverage ratio	0.30%	0.30%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,425	£ 40,652
Coverage ratio	5.70%	5.30%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,656	£ 4,867
Coverage ratio	35.30%	31.30%
Loans and advances at amortised cost | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 39,692	£ 42,935
Loans and advances at amortised cost | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,191	7,086
Loans and advances at amortised cost | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,267	£ 2,283
Coverage ratio	5.70%	5.30%
Loans and advances at amortised cost | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,535	£ 2,219
Coverage ratio	35.30%	31.30%
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 171,512	£ 173,770
Coverage ratio	0.30%	0.30%
Retail mortgages | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 172,095	£ 174,286
Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	583	516
Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 150,152	£ 153,643
Coverage ratio	0.00%	0.00%
Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 150,202	£ 153,672
Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	50	29
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,364	£ 18,127
Coverage ratio	0.50%	0.40%
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,996	£ 2,000
Coverage ratio	17.70%	17.10%
Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,469	£ 18,200
Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,424	2,414
Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	105	73
Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	428	414
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 34,221	£ 34,584
Coverage ratio	9.20%	8.10%
Retail credit cards | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,707	£ 37,617
Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,486	3,033
Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,886	£ 29,330
Coverage ratio	1.70%	1.50%
Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 30,409	£ 29,788
Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	523	458
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,948	£ 4,829
Coverage ratio	29.20%	25.10%
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 387	£ 425
Coverage ratio	77.50%	69.20%
Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,578	£ 6,449
Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,720	1,380
Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,630	1,620
Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,333	955
Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,952	£ 15,084
Coverage ratio	3.40%	3.70%
Retail other | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,305	£ 15,658
Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	353	574
Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,410	£ 13,370
Coverage ratio	0.70%	0.70%
Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,469	£ 13,470
Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	59	100
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,225	£ 1,302
Coverage ratio	8.80%	11.30%
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 317	£ 412
Coverage ratio	35.70%	42.80%
Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,343	£ 1,468
Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	493	720
Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	118	166
Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	176	308
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 127,062	£ 129,854
Coverage ratio	1.00%	1.10%
Corporate loans | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 128,361	£ 131,281
Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,299	1,427
Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 112,218	£ 111,430
Coverage ratio	0.30%	0.40%
Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 112,505	£ 111,891
Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	287	461
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,888	£ 16,394
Coverage ratio	3.10%	2.50%
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,956	£ 2,030
Coverage ratio	23.40%	21.10%
Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,302	£ 16,818
Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,554	2,572
Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	414	424
Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	598	542
Total weighted model ECL | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5,171)	(4,714)
Total weighted model ECL | Weighted | Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5,171)	(4,714)
Total weighted model ECL | Weighted | Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (383)	£ (372)
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 145,226	£ 144,701
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (9)	£ (7)
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	20.00%
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1990.00%	2140.00%
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20,615	£ 18,723
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,672	1,553
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(41)	(33)
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(333)	(332)
Total weighted model ECL | Weighted | Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,561)	£ (3,013)
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	80.00%	80.00%
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 66,512	£ 67,204
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (562)	£ (509)
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2380.00%	2130.00%
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7200.00%	6500.00%
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,076	£ 7,611
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,827	1,354
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,684)	(1,624)
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,315)	(880)
Total weighted model ECL | Weighted | Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (212)	£ (308)
Total weighted model ECL | Weighted | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	40.00%	40.00%
Total weighted model ECL | Weighted | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,749	£ 12,282
Total weighted model ECL | Weighted | Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (32)	£ (52)
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	620.00%	800.00%
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5790.00%	6110.00%
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,382	£ 1,559
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	164	216
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(85)	(124)
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(95)	(132)
Total weighted model ECL | Weighted | Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,015)	£ (1,021)
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	20.00%
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 175,282	£ 155,794
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (275)	£ (341)
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	270.00%	240.00%
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	220.00%	240.00%
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,374	£ 24,935
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,436	2,891
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(663)	(610)
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(77)	(70)
Total weighted model ECL | Upside 2 | Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,717)	(4,038)
Total weighted model ECL | Upside 2 | Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (335)	£ (329)
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 147,415	£ 147,754
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4)	£ (3)
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	10.00%
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1840.00%	2000.00%
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 17,769	£ 15,670
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,672	1,553
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(23)	(15)
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(308)	(311)
Total weighted model ECL | Upside 2 | Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,362)	£ (2,715)
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	80.00%	70.00%
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 66,459	£ 67,622
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (529)	£ (493)
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2250.00%	2080.00%
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7000.00%	6360.00%
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,897	£ 6,551
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,827	1,354
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,554)	(1,361)
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,279)	(861)
Total weighted model ECL | Upside 2 | Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (197)	£ (270)
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	30.00%	40.00%
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,915	£ 12,428
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (31)	£ (45)
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	590.00%	690.00%
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5730.00%	5970.00%
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,216	£ 1,386
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	164	216
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(72)	(96)
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(94)	(129)
Total weighted model ECL | Upside 2 | Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (823)	£ (724)
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	20.00%
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 179,567	£ 163,699
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (243)	£ (259)
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	260.00%	240.00%
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	210.00%	230.00%
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,919	£ 16,858
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,436	2,891
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(509)	(399)
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(71)	(66)
Total weighted model ECL | Upside 1 | Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,897)	(4,316)
Total weighted model ECL | Upside 1 | Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (348)	£ (338)
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 146,653	£ 146,873
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5)	£ (3)
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	10.00%
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1890.00%	2040.00%
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,702	£ 16,551
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,672	1,553
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(27)	(18)
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(316)	(317)
Total weighted model ECL | Upside 1 | Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,450)	£ (2,861)
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	80.00%	70.00%
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 66,482	£ 67,352
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (545)	£ (503)
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2310.00%	2090.00%
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7090.00%	6430.00%
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,976	£ 7,118
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,827	1,354
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,609)	(1,487)
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,296)	(871)
Total weighted model ECL | Upside 1 | Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (204)	£ (289)
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	40.00%	40.00%
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,841	£ 12,341
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (32)	£ (49)
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	600.00%	730.00%
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5730.00%	6060.00%
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,290	£ 1,485
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	164	216
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(78)	(109)
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(94)	(131)
Total weighted model ECL | Upside 1 | Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (895)	£ (828)
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	20.00%
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 177,923	£ 161,070
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (257)	£ (290)
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	260.00%	240.00%
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	210.00%	240.00%
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 21,621	£ 19,550
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,436	2,891
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(565)	(470)
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(73)	(68)
Total weighted model ECL | Baseline | Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5,097)	(4,639)
Total weighted model ECL | Baseline | Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (366)	£ (350)
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 145,405	£ 145,322
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (7)	£ (4)
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	10.00%
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1940.00%	2080.00%
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20,149	£ 18,102
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,672	1,553
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(34)	(23)
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(325)	(323)
Total weighted model ECL | Baseline | Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,542)	£ (3,017)
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	80.00%	80.00%
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 66,497	£ 67,080
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (561)	£ (512)
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2360.00%	2110.00%
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7190.00%	6510.00%
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,064	£ 7,691
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,827	1,354
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,668)	(1,624)
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,313)	(881)
Total weighted model ECL | Baseline | Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (211)	£ (308)
Total weighted model ECL | Baseline | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	40.00%	40.00%
Total weighted model ECL | Baseline | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,758	£ 12,235
Total weighted model ECL | Baseline | Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (32)	£ (52)
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	610.00%	770.00%
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5790.00%	6110.00%
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,373	£ 1,601
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	164	216
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(84)	(124)
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(95)	(132)
Total weighted model ECL | Baseline | Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (978)	£ (964)
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	20.00%
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 175,903	£ 157,710
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (270)	£ (325)
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	270.00%	250.00%
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	220.00%	240.00%
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 23,763	£ 23,031
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,436	2,891
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(633)	(569)
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(75)	(70)
Total weighted model ECL | Downside 1 | Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5,506)	(5,245)
Total weighted model ECL | Downside 1 | Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (421)	£ (401)
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 142,543	£ 142,599
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (11)	£ (9)
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	20.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2100.00%	2230.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 23,836	£ 20,825
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,672	1,553
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(59)	(45)
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(351)	(347)
Total weighted model ECL | Downside 1 | Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,700)	£ (3,221)
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	90.00%	80.00%
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 66,580	£ 66,908
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (584)	£ (517)
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2470.00%	2180.00%
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7340.00%	6600.00%
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,183	£ 8,313
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,827	1,354
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,775)	(1,811)
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,341)	(893)
Total weighted model ECL | Downside 1 | Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (223)	£ (332)
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	40.00%	40.00%
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,631	£ 12,111
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (32)	£ (54)
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	630.00%	830.00%
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5850.00%	6200.00%
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,500	£ 1,741
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	164	216
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(95)	(144)
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(96)	(134)
Total weighted model ECL | Downside 1 | Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,162)	£ (1,291)
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	30.00%
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 172,328	£ 150,435
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (298)	£ (397)
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	280.00%	270.00%
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	240.00%	270.00%
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 27,445	£ 30,432
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,436	2,891
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(782)	(816)
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(82)	(78)
Total weighted model ECL | Downside 2 | Loans and advances at amortised cost | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(6,102)	(6,223)
Total weighted model ECL | Downside 2 | Retail mortgages | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (538)	£ (586)
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 138,925	£ 138,619
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (22)	£ (30)
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	40.00%	60.00%
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2350.00%	2610.00%
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 28,822	£ 24,805
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,672	1,553
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(123)	(151)
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(393)	(405)
Total weighted model ECL | Downside 2 | Retail credit cards | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,893)	£ (3,455)
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	90.00%	80.00%
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 66,580	£ 66,636
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (605)	£ (521)
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2600.00%	2240.00%
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7480.00%	6660.00%
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,387	£ 9,062
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,827	1,354
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,922)	(2,032)
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,366)	(902)
Total weighted model ECL | Downside 2 | Retail other | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (233)	£ (351)
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	40.00%	50.00%
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,479	£ 11,986
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (31)	£ (55)
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	640.00%	850.00%
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5910.00%	6300.00%
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,653	£ 1,881
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	164	216
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(105)	(160)
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(97)	(136)
Total weighted model ECL | Downside 2 | Corporate loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,438)	£ (1,831)
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	30.00%
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 167,541	£ 138,226
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (318)	£ (443)
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	320.00%	300.00%
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	260.00%	290.00%
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 32,375	£ 42,837
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Gross exposure | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,436	2,891
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,031)	(1,303)
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(89)	(85)
ECL from individually assessed impairments | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(401)	(434)
ECL from non-modelled exposures and others | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(276)	(460)
ECL from debt securities at amortised cost | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(27)	(42)
ECL from post model management adjustments | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(377)	(525)
Of which: ECL from economic uncertainty adjustments | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (198)	£ (317)